INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective loss (income) tax benefit from continuing operations at statutory rate	$ (1,498)	$ 1,426	$ 2,595
Rate differential	610	1,024	682
Non-deductible expense	(857)	(584)	(565)
Adjustments to prior year tax losses	(3,604)	(429)	(408)
Changes in valuation allowance	3,601	(2,568)	(2,577)
Other	1,158	(418)	(412)
Income tax expense from continuing operations	$ (590)	$ (1,549)	$ (685)